Current financial assets and Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
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Current financial assets and Cash and cash equivalents

Note 13. Current financial assets and Cash and cash equivalents

As of December 31, 2024	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	117,055	-	117,055
Cash and cash equivalents	143,251	-	143,251
Current financial assets and cash and cash equivalents	260,306	-	260,306

As of December 31, 2025	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Restricted cash	2,048	-	2,048
Derivatives	234	0	234
Other current financial assets (deposits)	144,848	-	144,848
Current financial assets	147,130	-	147,130
Cash and cash equivalents	61,533	-	61,533
Current financial assets and cash and cash equivalents	208,663	-	208,663

13.1 Current financial assets

As of December 31, 2025, current financial assets are composed mainly of (i) $144.8 million deposit with a term of more than three months that does not meet IAS 7 requirements to qualify as cash equivalents and (ii) $2.0 million of short-term restricted cash mainly related to our lease agreement for equipment in our Raleigh manufacturing site.

As of December 31, 2024, current financial assets are composed of a $115.8 million deposit with a term of more than three months that does not meet IAS 7 requirements to qualify as cash equivalents and $1.2 million corresponding to our investment in Cibus at its fair value.

13.2 Cash and cash equivalents

Accounting policy

Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for the purpose of investment or for other purposes. They are readily convertible into a known amount of cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents include cash, bank accounts, money market funds and fixed bank deposits that meet the definition of a cash equivalent. Cash equivalents are fair valued at the end of each reporting period.

Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2024	2025
	$ in thousands
Cash and bank accounts	32,915	45,915
Fixed bank deposits	110,336	15,618
Total cash and cash equivalents	143,251	61,533

Fixed bank deposits have fixed original terms that are less than three months or are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.